Income Taxes (Details) (USD $)	3 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Current
Federal			$ 0	$ 0
State			(1,671)	27,894
Deferred
Federal			0	0
Foreign			0	(350,000)
State			0	0
Provision for income tax expense (benefit)	$ 7,682	$ 593	$ (1,671)	$ (322,106)